Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 4,146	$ 3,686
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of premises and equipment	432	479
Amortization of intangible assets	14	17
Net amortization (accretion) of investment securities	174	335
Earnings on investment in life insurance	(341)	(240)
Realized gains on securities	(12)	(182)
Realized gains on sales of assets	(6)	(67)
Provision for loan losses	982	336
Deferred income taxes	(222)	237
Decrease in accrued interest receivable and other assets	478	146
Increase in accrued interest payable and other liabilities	217	487
Net Cash Provided by Operating Activities	5,862	5,234
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from maturities, calls and principal repayments	19,234	31,619
Proceeds from sales	213	3,614
Purchases	(18,300)	(29,872)
Securities held to maturity:
Proceeds from maturities, calls and principal repayments	1,960	3,716
Purchases	(4,640)	(4,924)
Net increase in loans	(12,703)	(19,991)
Decrease in time certificates of deposit		198
Purchases of premises and equipment	(2,091)	(106)
Proceeds from sale of foreclosed real estate		80
Purchase of life insurance		(1,809)
Net (purchases) dispositions of restricted investment in bank stocks	420	120
Net Cash Used in Investing Activities	(15,907)	(17,355)
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase in deposits	12,700	21,390
Net decrease in short-term borrowings	(1,345)	(482)
Proceeds from long-term debt
Repayment of long-term debt	(1,000)	(6,000)
Proceeds from issuance of common stock	128	80
Acquisition of treasury stock
Cash dividends paid	(1,054)	(946)
Net Cash Provided by Financing Activities	9,429	14,042
Net Increase (decrease) in Cash and Cash Equivalents	(616)	1,921
CASH AND CASH EQUIVALENTS-BEGINNING	10,554	8,633
CASH AND CASH EQUIVALENTS-ENDING	9,938	10,554
SUPPLEMENTARY CASH FLOWS INFORMATION
Interest paid	5,845	6,943
Income taxes paid	1,389	809
Non-cash investing activities
Transfers from loans to foreclosed real estate	$ 249	$ 24